January 19, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Legg Mason Capital Management Value Trust, Inc. (333-170784)

— Legg Mason Capital Management Value Trust (Class A, Class C, Class I)

Post-Effective Amendment No. 1 to Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of Legg Mason Capital Management Value Trust, Inc. (the “Acquiring Entity”), transmitted herewith for filing is Post-Effective Amendment No. 1 to the Acquiring Entity’s registration statement for Class A, Class C and Class I of its series Legg Mason Capital Management Value Trust (the “Acquiring Fund”) on Form N-14 (”PEA 1”). PEA 1 includes a Letter to Shareholders, a Notice of Special Meeting of Shareholders, a Combined Proxy Statement/Prospectus and a Statement of Additional Information relating to the special meeting of shareholders of Legg Mason Capital Management American Leading Companies Trust, a series of Legg Mason Investors Trust, Inc., (the “Acquired Fund”) scheduled to be held on April 13, 2011 (the “Meeting”). Pursuant to Item 14 of Form N-14, pro forma financial statements are not included because as of December 31, 2010, the net asset value of the Acquired Fund did not exceed 10% of the Acquiring Fund’s net asset value.

At the Meeting, the shareholders of the Acquired Fund will be asked to approve an Agreement and Plan of Reorganization pursuant to which (1) the Acquired Fund would transfer its assets to the Acquiring Fund in exchange for Class A, Class C and Class I shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities and (2) the Acquired Fund and Acquired Entity would terminate.

This transmission contains a conformed signature page, a conformed independent registered public accounting firm’s consent and a conformed opinion of counsel, the manually signed originals of which are maintained at the offices of the Acquiring Entity. This transmission also includes a conformed copy of our firm’s representation letter pursuant to Rule 485(b), the original of which is also maintained at the office of the Registrant.

Sincerely,

/s/ Michelle Y. Mesack

Michelle Y. Mesack